Loss per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 shares
Loss per share
Net loss for the year	$ 21,622,000	$ 15,222,000	$ 20,192
Weighted average number of common shares	17,294,653	11,098,719	11,098,719
Basic and diluted loss per share | (per share)	$ 1.25	$ 1.37	$ 1.82
Share options	1,522,362	1,109,943	1,109,943
RSUs		0	0		8,717
Warrants	1,223,744	2,779,898	2,779,898
Exercisable	454,687	3,156,663	3,156,663	1,678,431